SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of non-adjusting events after reporting period [text block]
20. SUBSEQUENT EVENTS

On February 15, 2018, Vermilion acquired all of the issued and outstanding shares of a private producer with assets in southeast Saskatchewan and southwest Manitoba. The acquisition is comprised of light oil producing fields near Vermilion's existing operations in southeast Saskatchewan. Total consideration of $90.8 million, which includes both cash paid to the shareholders' of the acquiree and the assumption of the acquiree's long-term debt, was funded through Vermilion's revolving credit facility.

Given the recent timing of the acquisition, at the time these financial statements were authorized for issue, the initial accounting for the business combination is incomplete. Accordingly, not all relevant disclosures are available for the business combination. The Company will report the purchase price allocation and related disclosures in Vermilion's interim consolidated financial statements for the three months ended March 31, 2018.